Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Treasury Shares

	USD	Quantity	Share value (USD)	Net income of uses
At the beggining of the year	49.1	5,906,120	8.31	—
Used for stock options plan (i)	(12.3)	(1,482,415)	8.30	6.4
Repurchase of shares in the period (ii)	15.0	3,000,000	5.00	—

At December 31, 2017	51.8	7,423,705	6.98	6.4

(i)	The beneficiaries of the shares used in the share-based compensation plan include the Statutory Board of Directors, Executive Directors and certain employees.
(ii)	Refers to repurchases of shares with the objective of supporting the “Long Term Incentive (LTI)” plan for the Phantom shares plan. The repurchase was conducted in accordance with rules approved by the Board of Directors, at lowest and highest prices per share of US$ 4.6 and US$ 5.5 respectively.

Summary of Proposed Dividends

Determination of the annual dividends, subject to the approval of the shareholders at the Annual General Meeting, is presented in reais as Brazilian Corporate Law establishes that all dividends must be determined and paid based on actual amounts in the legal books, as shown below:

Brazilian million Reais	12.31.2017	12.31.2016	12.31.2015
Net income for the year	795.8	585.4	241.6
Investment Subsidy	(13.3)	(2.5)	(2.5)
Legal Reserve	(39.8)	(29.3)	(12.1)

	742.7	553.6	227.0

Minimun mandatory dividend (25%)	185.7	138.4	56.7

Interest on own capital, net of tax	132.8	63.5	76.5
Proposed dividends	52.9	75.0	—
Interest on own capital, exceeding of the minimum required (i)	—	—	25.5

Total stockholder remuneration	185.7	138.4	102.0
Payments of the year	(76.0)	(63.5)	(76.5)

Total shareholders remuneration of period	109.7	75.0	25.5
Total shareholders remuneration of previous period	0.1	0.1	0.1

Total shareholders remuneration - in millions of Brazilian reais	109.8	75.1	25.6
Total exceeding shareholders remuneration presented in Equity	—	—	(25.5)
Total remuneration due to non-controlling shareholders	11.9	5.8	10.4

Total shareholders remuneration presented in Liabilities	121.7	80.9	10.5

Total shareholders remuneration - in millions of US$	36.8	24.8	2.7

(i)	Refers to interest on own capital for the 4th quarter of 2015, net of withholding income tax, which, since it was in excess of the mandatory minimum amount and was not paid in the period, is presented as an “additional proposed dividends” reserve in equity.